SEGMENT REPORTING (Summary of Information by Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenues from external customers	$ 256,915	$ 263,622	$ 228,321
Operating income (loss)	(6,119)	(7,768)	(48,856)
Financial income (expenses), net	26	925	1,015
Other income			35
Income (loss) before taxes on income	(6,093)	(6,843)	(47,806)
Segment goodwill	20,976	25,219	18,867
Segment identifiable assets	305,477	319,098	304,144
PAD [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	226,445	236,516	208,280
Operating income (loss)	6,996	7,802	(31,422)
Financial income (expenses), net	280	1,199	1,226
Other income			35
Income (loss) before taxes on income	7,276	9,001	(30,161)
Segment goodwill	15,321	14,935	8,206
Segment identifiable assets	277,871	270,420	284,198
EBU [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	30,470	27,106	20,041
Operating income (loss)	(13,115)	(15,570)	(17,434)
Financial income (expenses), net	(254)	(274)	(211)
Other income
Income (loss) before taxes on income	(13,369)	(15,844)	(17,645)
Segment goodwill	5,655	10,284	10,661
Segment identifiable assets	$ 6,630	$ 23,459	$ 19,946